RULE 497(e)
                                                             FILE NOS. 33-14449
                                                                  AND 811-07599

                                   SUPPLEMENT
                                       TO
                       PROSPECTUS DATED DECEMBER 1, 2000
                                      FOR
                   DOMINI INSTITUTIONAL SOCIAL EQUITY FUNDSM

NEW SUBMANAGER

     On January 1, 2001 State Street Global Advisors (SSgA), the investment management division of State Street Bank and Trust Company, replaced Mellon Equity Associates LLP as the submanager of the Domini Social Index Portfolio. The Domini Institutional Social Equity Fund invests all of its assets in the Portfolio. SSgA is located at One International Place, Boston, Massachusetts 02110. Domini Social Investments LLC (DSIL) will continue to be the investment manager of the Portfolio and will monitor and supervise SSgA. The Fund's objective and investment strategy will remain unchanged.

     As the submanager of the Portfolio, SSgA will implement the daily transactions necessary to maintain the proper correlation between the Portfolio and the Domini 400 Social IndexSM (the Index). SSgA will not determine the composition of the Index. DSIL may terminate SSgA's services as the submanager to the Portfolio at any time.

     Under applicable law, SSgA may not serve as the Portfolio's submanager after May 31, 2001 without shareholder approval. Shareholders of the Domini Institutional Social Equity Fund will be asked to approve SSgA as the submanager of the Portfolio at a special meeting of shareholders to be held prior to May 31, 2001.

     Domini 400 Social IndexSM is a service mark of Kinder, Lydenberg, Domini & Co., Inc. (KLD) and is used under license. KLD is the owner of the Index but is not the manager of the Portfolio.

                 The date of this Supplement is January 1, 2001


Cusip # 257131101
DISEF-Prosp Supp 1/1/01                               Printed on recycled paper

                                                                    RULE 497(e)
                                                             FILE NOS. 33-14449
                                                                  AND 811-07599

                                   SUPPLEMENT
                             DATED JANUARY 1, 2001
                                       TO
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2000

                                      FOR

                   DOMINI INSTITUTIONAL SOCIAL EQUITY FUNDSM


     On January 1, 2001 State Street Global Advisors (SSgA), the investment management division of State Street Bank and Trust Company, became the submanager of the Domini Social Index Portfolio. State Street Bank and Trust Company is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA is located at One International Place, Boston, Massachusetts 02110.

     As the submanager of the Portfolio, SSgA will implement the daily transactions necessary to maintain the proper correlation between the Portfolio and the Domini 400 Social IndexSM (the Index). SSgA will not determine the composition of the Index. Domini Social Investments LLC (DSIL) will continue to be the investment manager of the Portfolio and will monitor and supervise SSgA. DSIL may terminate SSgA's services as the submanager to the Portfolio at any time.

     SSgA's management fees are paid by DSIL. SSgA's annual fee is the greater of $300,000 or the fee based on the following schedule:

               0.02% of the first $1 billion of net assets managed 0.01% of the next $1 billion of net assets managed
             0.0075% of net assets managed in excess of $2 billion

     Under applicable law, SSgA may not serve as the Portfolio's submanager after May 31, 2001 without shareholder approval. Shareholders of the Domini Institutional Social Equity Fund will be asked to approve SSgA as the submanager of the Portfolio at a special meeting of shareholders to be held prior to May 31, 2001.

     Domini 400 Social IndexSM is a service mark of Kinder, Lydenberg, Domini & Co., Inc. (KLD) and is used under license. KLD is the owner of the Index but is not the manager of the Portfolio.



Cusip # 257131101
DISEF-SAI Supp 1/1/01                                 Printed on recycled paper